Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock options activity
Stock option awards outstanding as of March 31, 2023 and changes during the period ended March 31, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	259	9.97	—	34
Exercised	(472)	1.59	—	1,827
Cancelled/forfeited	(93)	1.18	—	673
Outstanding at March 31, 2023	14,355	$1.63	5.81	$33,903
Vested and expecting to vest at March 31, 2023	14,355	1.63	5.81	33,903
Exercisable at March 31, 2023	11,303	$1.44	5.25	$27,650

Stock option awards outstanding as of December 31, 2022 and changes during the period ended December 31, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	16,822	$1.50	6.16	$27,796
Vested and expecting to vest at January 1, 2022	16,822	1.50	6.16	27,796
Exercisable at January 1, 2022	10,845	$1.44	4.85	$18,499
Exercised	(1,968)	1.60	—	3,520
Cancelled/forfeited	(191)	2.20	—	218
Expired	(2)	1.52	—	4
Outstanding at December 31, 2022	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at December 31, 2022	14,661	1.48	5.80	58,565
Exercisable at December 31, 2022	11,203	$1.44	5.15	$45,204